15. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Related Party Transactions

	Year ended December 31, 2017	Year ended December 31, 2016	Six months ended December 31, 2015	Year ended June 30, 2015
	$	$	$	$
Management and consulting fees	60,010	242,667	154,356	149,667
Rent	-	-	-	4,500
Salaries and benefits	132,613	-	-	-
Share-based compensation	280,864	-	-	-
	473,487	242,667	154,356	154,167